Leases - Assets and Related Accumulated Amortization under Capital Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Capital Leased Assets [Line Items]
Accumulated amortization	¥ (18,130)	¥ (14,224)
Net leased property	7,431	11,836
Building and structures [Member]
Capital Leased Assets [Line Items]
Gross leased property	21,479	21,476
Tools, furniture and fixtures [Member]
Capital Leased Assets [Line Items]
Gross leased property	¥ 4,082	¥ 4,584